Schedule of Investments (unaudited)
May 31, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.5%
Alabama — 0.6%
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A	5.000%	4/1/27	$2,285,000	$2,305,726
Arizona — 4.1%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	7,170,000	7,170,000 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,500,000	3,470,989 (a)(b)(c)(d)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	989,354 (a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	1,750,000	1,792,867
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,837,062 (b)(c)
Total Arizona				15,260,272
California — 3.4%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,400,000	2,399,537 (b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	4.060%	6/1/26	1,500,000	1,494,287 (b)(c)
California State MFA Revenue, Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,555,252 (b)(c)(e)
Fairfield-Suisun, CA, USD, Counties of Napa and Solano, GO, CAB, BAN	0.000%	2/1/29	2,000,000	1,681,586
Gilroy, CA, USD, GO, Series 2009, AGC	0.000%	8/1/30	1,825,000	1,461,840
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/28	1,050,000	1,080,803
Rio, CA, Elementary School District, Ventura County, GO, Anticipation Notes, BAM	0.000%	7/1/28	1,000,000	851,153
San Mateo County, CA, Community College District Revenue, GO, CAB, Series C, NATL	0.000%	9/1/29	2,505,000	2,078,706
Total California				12,603,164
Colorado — 3.0%
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/26	2,405,000	2,474,447 (a)
Series A	5.000%	11/15/29	2,750,000	2,907,007 (a)
Series B	5.000%	11/15/27	3,500,000	3,621,187 (a)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,060,000	2,044,989 (b)(c)
Total Colorado				11,047,630
Connecticut — 7.1%
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	761,626
Connecticut State, GO:
Series A	5.000%	1/15/27	180,000	187,009
Series A	5.000%	4/15/29	4,275,000	4,459,038
Series D, BAM	4.000%	8/15/30	7,250,000	7,302,679
Series E	5.000%	10/15/28	5,000,000	5,142,371
Connecticut State, Special Tax Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	9/1/29	5,270,000	5,403,970
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/26	$1,250,000	$1,287,800
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/27	1,750,000	1,831,472
Total Connecticut				26,375,965
Delaware — 0.3%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	965,904 (b)(c)
District of Columbia — 1.9%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	2,495,000	2,531,208
District of Columbia, GO, Series D	5.000%	6/1/32	2,840,000	2,929,166
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/27	1,500,000	1,551,320 (a)
Total District of Columbia				7,011,694
Florida — 3.4%
Central Florida Expressway Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/29	1,645,000	1,683,446
Citizens Property Insurance Corp., FL, Coastal Account Revenue, Senior Secured Bonds, Series A-1	5.000%	6/1/25	900,000	905,734 (f)
Florida State Insurance Assistance Interlocal Agency Inc., Insurance Assessment Revenue, Series A-1	5.000%	9/1/28	4,500,000	4,624,261
Jacksonville, FL, Revenue, Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,003,133
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B (SIFMA Municipal Swap Index Yield + 0.375%)	3.735%	7/1/24	1,500,000	1,499,439 (a)(b)(c)
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.000%	10/1/27	2,475,000	2,550,320 (a)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	228,521
Total Florida				12,494,854
Georgia — 1.7%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series D	5.000%	7/1/26	5,000,000	5,119,909 (a)
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,119,519
Total Georgia				6,239,428
Illinois — 3.8%
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,008,293 (a)
Cook County, IL, School District No 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	510,308
Illinois State Finance Authority Revenue, The Carle Foundation, Series A, Refunding	5.000%	8/15/25	2,090,000	2,118,488
Illinois State, GO:
Series A	5.000%	3/1/28	1,875,000	1,955,176
Series B	5.000%	5/1/29	1,250,000	1,320,208
Series D	5.000%	11/1/27	3,090,000	3,210,489
Series of October 2016, Refunding	5.000%	2/1/28	1,890,000	1,943,658
Total Illinois				14,066,620
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — 3.6%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	$1,000,000	$952,850
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,495,603
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,297,195 (b)(c)
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	1,275,000	1,375,192 (d)
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/29	7,030,000	7,337,014 (a)
Indianapolis Airport Authority Project, Series I-2	5.000%	1/1/26	1,000,000	1,014,884 (a)
Total Indiana				13,472,738
Iowa — 0.1%
Iowa Tobacco Settlement Authority Revenue, Asset-Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	522,385
Kentucky — 6.4%
Kentucky State PEA, Gas Supply Revenue:
Series B	4.000%	1/1/25	2,050,000	2,049,417 (b)(c)
Series C	4.000%	6/1/25	15,130,000	15,123,301 (b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,573,922
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,001,874 (a)(b)(c)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	2,953,286
Total Kentucky				23,701,800
Louisiana — 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,901,199 (b)(c)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A	4.150%	9/1/27	4,000,000	3,971,531
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	1,750,000	1,745,659 (b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,900,000	3,717,225 (b)(c)
Total Louisiana				13,335,614
Maryland — 0.9%
Maryland State, GO, State And Local Facilities Loan:
Series A	4.000%	3/15/30	1,760,000	1,779,830
Series A	5.000%	3/15/31	1,410,000	1,492,755
Total Maryland				3,272,585
Michigan — 3.7%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,411,363
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,471,375
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,607,686
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue, Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	$1,325,000	$1,212,517
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,459,668
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,194,486 (a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,993,316 (a)(b)(c)
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	3,470,000	3,506,052 (a)
Total Michigan				13,856,463
Mississippi — 0.2%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	591,867
Missouri — 0.6%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	1,000,000	987,596 (a)(b)(c)
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,015,000	1,041,897
Total Missouri				2,029,493
Nebraska — 1.9%
Central Plains, NE, Energy Project, Gas Supply Revenue, Refunding, LIQ - Royal Bank of Canada	4.000%	8/1/25	3,665,000	3,669,559 (b)(c)
Sarpy County, NE, School District No 37, Gretna Public Schools, GO, AGM	5.000%	12/15/30	2,000,000	2,089,196
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,155,135 (a)(b)(c)
Total Nebraska				6,913,890
New Jersey — 4.9%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	459,378
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,161,827
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,179,169 (a)(b)(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System, CAB, Series A, BAM	0.000%	12/15/27	5,035,000	4,399,852
Transportation System, CAB, Series C, AGM	0.000%	12/15/29	2,350,000	1,898,145
Transportation System, CAB, Series C, AGM	0.000%	12/15/32	1,375,000	985,981
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,007,937
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,222,729
Total New Jersey				18,315,018
New York — 11.0%
Long Island, NY, Power Authority Electric System Revenue:
Series B,	1.650%	9/1/24	5,500,000	5,455,852 (b)(c)
Series B, Refunding	0.850%	9/1/25	4,900,000	4,685,310 (b)(c)
Series B, Refunding	1.500%	9/1/26	4,580,000	4,282,922 (b)(c)
Series B, Refunding	5.000%	9/1/27	7,625,000	7,881,161 (b)(c)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	8,845,000	8,488,236 (b)(c)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	951,509
New York City, NY, Transportation Development Corp. Revenue, American Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	1,850,000	1,795,197 (a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 207	5.000%	9/15/32	300,000	309,800 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue, Senior Lien-MTA Bridges & Tunnels:
Green Bonds, Series A, Refunding	5.000%	11/15/27	$2,500,000	$2,636,922
Green Bonds, Series B, Refunding	5.000%	11/15/30	4,000,000	4,409,312
Total New York				40,896,221
North Carolina — 0.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	2,000,000	1,917,857 (b)(c)
Ohio — 4.4%
American Municipal Power Inc., OH, Revenue, Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,130,000	3,107,003 (b)(c)
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding, LIQ - Royal Bank of Canada	5.000%	2/1/25	6,100,000	6,138,857 (b)(c)
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,455,070 (a)(b)(c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,350,000	3,519,310
Total Ohio				16,220,240
Oregon — 1.3%
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B, SBG	0.000%	6/15/27	1,320,000	1,161,697
Salem-Keizer School District No 24J, OR:
GO, Series B, SBG	0.000%	6/15/28	845,000	724,250
GO, Series B, SBG	0.000%	6/15/30	1,050,000	833,056
Marion and Polk Counties, GO, SBG	5.000%	6/15/31	2,030,000	2,156,696
Total Oregon				4,875,699
Pennsylvania — 5.0%
Commonwealth of Pennsylvania:
GO, Series 2016	5.000%	9/15/28	2,465,000	2,537,663
GO, Series 2017, Refunding	5.000%	1/1/28	4,900,000	5,077,793
Pennsylvania State Economic Development Financing Authority Revenue:
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,206,303
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,446,103 (a)(b)(c)
Solid Waste Disposal, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,233,900 (a)(b)(c)
Solid Waste Disposal, Waste Management Inc. Project, Series A	4.250%	6/2/25	1,500,000	1,500,000 (a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System, Series B, Refunding	5.000%	8/15/25	900,000	915,767
Pennsylvania State Turnpike Commission Revenue, Series A, Refunding	4.000%	12/1/26	635,000	641,903
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/25	1,975,000	1,995,753 (a)
Total Pennsylvania				18,555,185
South Carolina — 1.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	2,000,000	2,039,318 (b)(c)
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/27	3,600,000	3,688,147 (a)
Total South Carolina				5,727,465
Tennessee — 2.6%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	9,438,868 (b)(c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 13.9%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	$1,500,000	$1,523,920
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF - GTD	0.280%	8/15/24	5,815,000	5,767,757 (b)(c)
Fort Bend, TX, ISD:
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,155,000	1,113,358 (b)(c)
GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	840,000	770,104 (b)(c)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	970,719 (b)(c)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,031,387
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	1,000,000	1,019,593
Hospital, Memorial Hermann Health System, Series A	5.000%	12/1/27	2,555,000	2,568,152
North Texas Tollway Authority Revenue:
First Tier, Series D, Refunding, AGC	0.000%	1/1/30	2,540,000	2,054,969
First Tier, Series D, Refunding, AGC	0.000%	1/1/31	2,385,000	1,856,261
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	3,005,000	2,993,668 (b)(c)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,241,082 (b)(c)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	1.750%	12/1/25	4,100,000	3,935,311 (b)(c)
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, Series C (3 mo. Term SOFR x 0.660 + 0.863%)	4.380%	9/15/27	1,000,000	999,077 (c)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.446%	12/15/26	2,965,000	2,955,853 (c)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,823,694
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/26	1,200,000	1,215,068
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,275,170
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,385,685
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,321,025 (b)(c)
Texas State Water Financial Assistance Revenue, GO, Series B, Refunding	5.000%	8/1/31	2,500,000	2,585,991
Troy, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/1/29	925,000	742,342
University of Houston System Revenue, TX, Consolidated Series A, Refunding	5.000%	2/15/30	2,080,000	2,123,653
Total Texas				51,273,839
Utah — 0.9%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,632,614 (a)
Series A	5.000%	7/1/32	705,000	718,963 (a)
Total Utah				3,351,577
Virginia — 0.7%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series A	0.750%	9/2/25	2,650,000	2,488,492 (b)(c)
Washington — 1.4%
Central Puget Sound Regional Transit Authority Revenue, WA, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds (SIFMA Municipal Swap Index Yield + 0.200%)	3.560%	11/1/26	2,000,000	1,974,041 (b)(c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
King County, WA, Issaquah School District No 411, GO, SBG	5.000%	12/1/32	$2,315,000	$2,389,357
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	3.610%	11/1/26	1,000,000	976,794 (b)(c)
Total Washington				5,340,192
Total Investments before Short-Term Investments (Cost — $371,979,161)				364,468,745
Short-Term Investments — 2.0%
Municipal Bonds — 2.0%
California — 0.1%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	3.100%	10/1/25	300,000	300,000 (a)(g)(h)
Delaware — 0.1%
University of Delaware, DE, Revenue, Series C, Refunding, SPA - TD Bank N.A.	4.000%	11/1/37	200,000	200,000 (g)(h)
Florida — 0.1%
Florida State Gulf Coast University Financing Corp., Capital Improvement Revenue, Parking Project, Series A, LOC - TD Bank N.A.	3.340%	2/1/39	200,000	200,000 (g)(h)
Illinois — 0.8%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.900%	8/1/43	3,000,000	3,000,000 (g)(h)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	4.000%	10/1/42	175,000	175,000 (g)(h)
Michigan — 0.2%
University of Michigan, MI, General Revenue, Series D-1	3.700%	12/1/24	800,000	800,000 (g)(h)
Minnesota — 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	3.900%	11/15/48	150,000	150,000 (g)(h)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series B	4.000%	12/1/30	460,000	460,000 (g)(h)
New York — 0.4%
New York City, NY, GO, Series E, LOC - TD Bank N.A.	4.000%	3/1/48	200,000	200,000 (g)(h)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.310%	11/1/60	200,000	200,000 (g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	4.000%	6/15/48	1,200,000	1,200,000 (g)(h)
Total New York				1,600,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, PeaceHealth, Series B, Refunding, LOC - TD Bank N.A.	4.000%	8/1/34	400,000	400,000 (g)(h)
Pennsylvania — 0.0%††
Philadelphia, PA, Authority IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.360%	12/1/34	100,000	100,000 (g)(h)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 0.0%††
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	4.050%	11/1/41	$100,000	$100,000 (g)(h)

Total Short-Term Investments (Cost — $7,485,000)				7,485,000
Total Investments — 100.5% (Cost — $379,464,161)				371,953,745
Liabilities in Excess of Other Assets — (0.5)%				(1,707,183)
Total Net Assets — 100.0%				$370,246,562

††	Represents less than 0.1%.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SBG	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$364,468,745	—	$364,468,745
Short-Term Investments†	—	7,485,000	—	7,485,000
Total Investments	—	$371,953,745	—	$371,953,745

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report